TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 93.7%
	FIXED INCOME - 93.7%
231,200	iShares Broad USD High Yield Corporate Bond ETF(a)			$ 8,621,448
318,800	iShares Fallen Angels USD Bond ETF(a)			8,629,916
362,800	SPDR Portfolio High Yield Bond ETF			8,627,384
235,900	Xtrackers USD High Yield Corporate Bond ETF			8,629,222
	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,386,483)			34,507,970

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 6.1%
	AEROSPACE & DEFENSE — 0.1%
17,000	Bombardier, Inc.(b)	7.8750	04/15/27	17,076
50,000	TransDigm, Inc.	5.5000	11/15/27	49,559
				66,635
	ASSET MANAGEMENT — 0.1%
35,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation	9.0000	06/15/30	34,502

	AUTOMOTIVE — 0.1%
45,000	Tenneco, Inc.(b)	8.0000	11/17/28	42,995

	CABLE & SATELLITE — 0.6%
50,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)	5.1250	05/01/27	49,106
55,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)	4.7500	03/01/30	50,980
50,000	Directv Financing, LLC / Directv Financing Inc.(b)	5.8750	08/15/27	49,583
40,000	DISH Network Corporation(b)	11.7500	11/15/27	42,267
				191,936
	CHEMICALS — 0.1%
40,000	WR Grace Holdings, LLC(b)	5.6250	08/15/29	37,431

	COMMERCIAL SUPPORT SERVICES — 0.1%
35,000	Allied Universal Holdco, LLC(b)	7.8750	02/15/31	35,924

	CONTAINERS & PACKAGING — 0.2%
30,000	Mauser Packaging Solutions Holding Company(b)	7.8750	08/15/26	30,354

TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 6.1% (Continued)
	CONTAINERS & PACKAGING — 0.2% (Continued)
40,000	Mauser Packaging Solutions Holding Company(b)	7.8750	04/15/27	$ 40,808
				71,162
	ELECTRIC UTILITIES — 0.3%
35,000	Lightning Power, LLC(b)	7.2500	08/15/32	36,178
30,000	NRG Energy, Inc.	5.7500	01/15/28	30,088
25,000	Vistra Operations Company, LLC(b)	7.7500	10/15/31	26,415
				92,681
	ELECTRICAL EQUIPMENT — 0.1%
45,000	Emerald Debt Merger Sub, LLC(b)	6.6250	12/15/30	45,574

	HEALTH CARE FACILITIES & SERVICES — 0.4%
45,000	CHS/Community Health Systems, Inc.(b)	10.8750	01/15/32	46,385
50,000	DaVita, Inc.(b)	4.6250	06/01/30	46,647
55,000	Tenet Healthcare Corporation	6.1250	06/15/30	55,395
				148,427
	HOME & OFFICE PRODUCTS — 0.1%
29,000	Newell Brands, Inc.	5.2000	04/01/26	29,114

	INDUSTRIAL SUPPORT SERVICES — 0.2%
60,000	United Rentals North America, Inc.	4.8750	01/15/28	59,219

	INSURANCE — 0.2%
40,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer(b)	7.0000	01/15/31	40,753
35,000	Genworth Holdings, Inc.	6.5000	06/15/34	33,930
				74,683
	LEISURE FACILITIES & SERVICES — 0.7%
35,000	1011778 BC ULC / New Red Finance, Inc.(b)	4.0000	10/15/30	31,726
13,000	Caesars Entertainment, Inc.(b)	8.1250	07/01/27	13,153
50,000	Caesars Entertainment, Inc.(b)	7.0000	02/15/30	51,572
30,000	Carnival Corporation(b)	5.7500	03/01/27	30,088
50,000	Carnival Holdings Bermuda Ltd.(b)	10.3750	05/01/28	53,244
55,000	KFC Holding Co/Pizza Hut Holdings, LLC/Taco Bell of America, LLC(b)	4.7500	06/01/27	54,407
50,000	Royal Caribbean Cruises Ltd.(b)	5.5000	04/01/28	50,180
				284,370

TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 6.1% (Continued)
	MACHINERY — 0.2%
30,000	Hillenbrand, Inc.	3.7500	03/01/31	$ 26,537
30,000	Husky Injection Molding Systems Ltd. / Titan Co-Borrower, LLC(b)	9.0000	02/15/29	31,566
				58,103
	MEDICAL EQUIPMENT & DEVICES — 0.1%
35,000	Medline Borrower, L.P.(b)	5.2500	10/01/29	34,054

	METALS & MINING — 0.2%
30,000	Mineral Resources Ltd.(b)	9.2500	10/01/28	31,783
40,000	Novelis Corporation(b)	4.7500	01/30/30	37,603
				69,386
	OIL & GAS PRODUCERS — 0.6%
40,000	Chesapeake Energy Corporation(b)	6.7500	04/15/29	40,466
40,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(b)	5.5000	06/15/31	38,618
25,000	New Fortress Energy, Inc.(b)	6.5000	09/30/26	24,400
35,000	PBF Holding Company, LLC / PBF Finance Corporation	6.0000	02/15/28	34,535
30,000	Venture Global LNG, Inc.(b)	9.5000	02/01/29	33,502
40,000	Venture Global LNG, Inc.(b)	8.3750	06/01/31	42,130
				213,651
	OIL & GAS SERVICES & EQUIPMENT — 0.1%
35,000	Noble Finance II, LLC(b)	8.0000	04/15/30	35,636

	PUBLISHING & BROADCASTING — 0.1%
40,000	Gray Media, Inc.(b)	10.5000	07/15/29	41,905

	REAL ESTATE INVESTMENT TRUSTS — 0.1%
45,000	Uniti Group, L.P. / Uniti Group Finance, Inc. / CSL CSL Capital, LLC(b)	10.5000	02/15/28	48,142

	RETAIL - DISCRETIONARY — 0.4%
30,000	Carvana Company(b)	4.8750	09/01/29	25,455
35,000	Hertz Corporation (The)(b)	12.6250	07/15/29	37,760
40,000	Staples, Inc.(b)	10.7500	09/01/29	39,272
40,000	Wand NewCompany 3, Inc.(b)	7.6250	01/30/32	41,487
				143,974

	SOFTWARE — 0.1%
50,000	Cloud Software Group, Inc.(b)	6.5000	03/31/29	49,234

TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 6.1% (Continued)
	SPECIALTY FINANCE — 0.3%
25,000	OneMain Finance Corporation	9.0000	01/15/29	26,574
40,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer(b)	3.8750	03/01/31	35,370
50,000	Starwood Property Trust, Inc.(b)	4.3750	01/15/27	48,598
				110,542
	TECHNOLOGY SERVICES — 0.3%
45,000	Block, Inc.	3.5000	06/01/31	40,092
25,000	GTCR W-2 Merger Sub, LLC(b)	7.5000	01/15/31	26,198
35,000	Neptune Bidco US, Inc.(b)	9.2900	04/15/29	29,885
				96,175
	TELECOMMUNICATIONS — 0.2%
45,000	EchoStar Corporation	10.7500	11/30/29	48,560
40,000	Intelsat Jackson Holdings S.A.(b)	6.5000	03/15/30	36,252
				84,812
	TRANSPORTATION & LOGISTICS — 0.1%
35,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.(b)	9.8750	09/20/31	37,178

	TOTAL CORPORATE BONDS (Cost $2,219,001)			2,237,445

Shares
	SHORT-TERM INVESTMENTS — 27.4%
	COLLATERAL FOR SECURITIES LOANED - 27.4%
10,075,480	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.33% (Cost $10,075,480)(c),(d)			10,075,480

	TOTAL INVESTMENTS - 127.2% (Cost $46,680,964)			$ 46,820,895
	LIABILITIES IN EXCESS OF OTHER ASSETS - (27.2)%			(10,014,102)
	NET ASSETS - 100.0%			$ 36,806,793

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
L.P.	- Limited Partnership
Ltd.	- Limited Company
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

(a) (b) (c)

All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2025 was $9,857,068.

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of January 31, 2025 the total market value of 144A securities is 1,769,340 or 4.8% of net assets.

Security was purchased with cash received as collateral for securities on loan at January 31, 2025. Total collateral had a value of $10,075,480 at January 31, 2025.

(d)	Rate disclosed is the seven-day effective yield as of January 31, 2025.

TOEWS AGILITY SHARES MANAGED RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares						Fair Value
EXCHANGE-TRADED FUNDS — 86.5%
EQUITY - 86.5%
285,180	iShares Core S&P 500 ETF					$ 172,436,939
TOTAL EXCHANGE-TRADED FUNDS (Cost $170,978,865)

Contracts(a)
	FUTURE OPTIONS PURCHASED - 5.8%	Counterparty	Expiration Date	Exercise Price	Notional Value
PUT OPTIONS PURCHASED - 5.8%
683	CMC E-Mini Standard & Poor’s 500 Index Future	EDF	12/18/2026	$ 5,850	$ 220,677,330	$ 11,482,937
TOTAL FUTURE OPTIONS PURCHASED (Cost - $12,722,792)

	TOTAL INVESTMENTS - 92.3% (Cost $183,701,657)					$ 183,919,876
	CALL OPTIONS WRITTEN - (0.3)% (Premiums received - $487,768)					(601,725)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.0%					15,971,549
	NET ASSETS - 100.0%					$ 199,289,700

	WRITTEN FUTURE OPTIONS - (0.3)%	Counterparty	Expiration Date	Exercise Price	Notional Value
CALL OPTIONS WRITTEN- (0.3)%
339	CMC E-Mini Standard & Poor’s 500 Index Future	EDF	03/21/2025	$ 6,250	$ 102,839,888	$ 601,725
TOTAL FUTURE OPTIONS WRITTEN (Premiums received - $487,768)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(b)	Value and Unrealized Depreciation
87	CME E-Mini Standard & Poor's 500 Index Future			03/24/2025	$ 26,392,538	$ (253,350)
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
EDF	- ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.